STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,586,137	3,548,459	2,875,000
Common shares, shares outstanding (in shares)	3,586,137	3,548,459	2,875,000
Common stock subject to possible redemption (in shares)	11,063,863	11,101,541	11,101,541
Temporary equity, shares issued	11,063,863	11,101,541	11,101,541
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)		0	0